Audit Fees (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Audit Fees [Abstract]
Summary Of Detailed Information About Audit Fees

	2022	2021	2020
Financial Statement audit fees	2,615	5,502	382
Other fees, including tax services	676	136	607

Total fees	3,291	5,638	989